John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 88.3%					$1,437,702,165
(Cost $1,427,305,899)
Communication services 12.3%					200,216,810
Diversified telecommunication services 3.2%
Cablevision Lightpath LLC, Term Loan B (1 month LIBOR + 3.250%)	3.750	11-30-27		2,619,087	2,621,706
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.250	10-02-24		4,811,742	4,805,728
Connect Finco SARL, 2021 Term Loan B (1 month LIBOR + 3.500%)	4.500	12-11-26		2,326,449	2,327,613
Cyxtera DC Holdings, Inc., Incremental Term Loan (6 month LIBOR + 4.000%)	5.000	05-01-24		508,790	492,254
Cyxtera DC Holdings, Inc., Term Loan B (6 month LIBOR + 3.000%)	4.000	05-01-24		9,479,213	9,173,509
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (1 month LIBOR + 3.750%)	4.500	05-01-28		2,432,679	2,428,422
Intelsat Jackson Holdings SA, 2017 Term Loan B5 (B)	0.000	01-02-24		4,606,230	4,680,253
Iridium Satellite LLC, 2021 Term Loan B (1 month LIBOR + 2.750%)	3.750	11-04-26		1,815,533	1,819,509
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.843	03-01-27		4,498,066	4,445,574
Lumen Technologies, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.343	03-15-27		4,547,761	4,504,012
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan (C)	TBD	05-26-28		912,740	912,740
Metronet Systems Holdings LLC, 2021 Delayed Draw Term Loan (C)	TBD	05-26-28		101,416	101,416
Radiate Holdco LLC, 2020 Term Loan (1 month LIBOR + 3.500%)	4.250	09-25-26		7,521,473	7,529,145
Telesat LLC, Term Loan B5 (1 month LIBOR + 2.750%)	2.850	12-07-26		1,217,961	1,167,794
Zayo Group Holdings, Inc., USD Term Loan (1 month LIBOR + 3.000%)	3.093	03-09-27		5,824,571	5,778,150
Entertainment 0.9%
Playtika Holding Corp., 2021 Term Loan (1 month LIBOR + 2.750%)	2.843	03-13-28		1,556,524	1,549,800
Technicolor SA, 2020 EUR Delayed Draw Term Loan B2 (6 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	330,379	443,169
Technicolor SA, 2020 EUR Super Senior Term Loan (6 month EURIBOR + 6.000% or 6.000% PIK)	6.000	06-30-24	EUR	281,804	380,014
Technicolor SA, 2020 EUR Term Loan B1 (3 month EURIBOR + 3.000% or 3.000% PIK)	3.000	12-31-24	EUR	250,599	298,464
Technicolor SA, 2020 PIK USD New Money Term Loan (6 month LIBOR + 6.000% or 6.000% PIK)	6.235	06-30-24		87,575	96,333
Technicolor SA, 2020 USD Term Loan B2 (3 month LIBOR + 2.750% or 3.000% PIK)	2.954	12-31-24		1,777,483	1,736,015
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.850	05-18-25		9,327,879	9,080,690
William Morris Endeavor Entertainment LLC, 2020 Term Loan B2 (1 month LIBOR + 8.500%)	9.500	05-18-25		604,443	640,710
Interactive media and services 2.3%
Adevinta ASA, USD Term Loan B (C)	TBD	04-20-28		413,497	413,757
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	12-06-27		6,350,950	6,331,643
Constant Contact, Inc., Term Loan (3 month LIBOR + 4.000%)	4.750	02-10-28		4,240,456	4,235,156
Endurance International Group Holdings, Inc., Term Loan (3 month LIBOR + 3.500%)	4.250	02-10-28		3,887,955	3,859,612
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.593	09-13-24		8,681,813	8,639,620
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.750	09-13-24		2,786,474	2,794,026
The Knot Worldwide, Inc., 1st Lien Term Loan (2 and 3 month LIBOR + 4.500%)	4.685	12-19-25		7,337,218	7,318,875
ZoomInfo LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.093	02-02-26		3,550,145	3,549,257
Media 5.5%
Alchemy Copyrights LLC, Term Loan B (1 month LIBOR + 3.000%)	3.500	03-10-28		1,473,579	1,469,895
Altice Financing SA, 2017 USD Term Loan B (3 month LIBOR + 2.750%)	2.934	07-15-25		4,135,422	4,070,827
Altice France SA, USD Term Loan B12 (3 month LIBOR + 3.688%)	3.871	01-31-26		4,487,317	4,457,880
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.250%)	3.343	08-15-25		7,035,705	7,024,730
CMI Marketing, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	4.951	03-23-28		2,456,876	2,443,068
CSC Holdings LLC, 2017 Term Loan B1 (1 month LIBOR + 2.250%)	2.348	07-17-25		2,182,264	2,155,531
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC, 2018 Incremental Term Loan (1 month LIBOR + 2.250%)	2.348	01-15-26		1,537,667	$1,519,600
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%)	2.598	04-15-27		5,771,560	5,732,602
Digital Media Solutions LLC, Term Loan B (C)	TBD	05-24-26		2,543,627	2,518,191
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%)	3.093	05-01-26		385,803	381,543
Lorca Finco PLC, EUR New Money Term Loan B2 (6 month EURIBOR + 4.250%)	4.250	09-17-27	EUR	6,264,279	7,638,974
Magnite, Inc., Term Loan (3 month LIBOR + 5.000%)	5.750	04-01-28		1,009,211	1,001,642
Mediaocean LLC, Term Loan B (1 month LIBOR + 4.000%)	4.093	08-18-25		1,361,131	1,357,048
National CineMedia LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	5.000	06-20-25		383,298	362,397
National CineMedia LLC, 2021 Incremental Term Loan (3 month LIBOR + 8.000%)	9.000	12-20-24		159,106	161,492
Paradocs Holding Sarl, 2021 EUR Term Loan B (C)	TBD	02-17-28	EUR	1,471,966	1,794,091
Recorded Books, Inc., 2021 Term Loan (1 month LIBOR + 4.000%)	4.108	08-29-25		4,515,024	4,511,006
Research Now Group LLC, 2017 1st Lien Term Loan (6 month LIBOR + 5.500%)	6.500	12-20-24		8,027,088	7,940,797
Research Now Group LLC, 2017 2nd Lien Term Loan (6 month LIBOR + 9.500%)	10.500	12-20-25		629,484	612,961
Springer Nature Deutschland GmbH, 2021 USD Term Loan B18 (1 month LIBOR + 3.000%)	3.750	08-14-26		850,215	850,394
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%)	2.101	04-30-28		6,882,883	6,798,568
The EW Scripps Company, 2020 Term Loan B3 (1 month LIBOR + 3.000%)	3.750	01-07-28		855,771	856,010
UPC Broadband Holding BV, 2020 EUR Term Loan AU (6 month EURIBOR + 2.500%)	2.500	04-30-29	EUR	663,626	802,177
UPC Financing Partnership, 2020 USD Term Loan AT (1 month LIBOR + 2.250%)	2.351	04-30-28		1,153,790	1,140,521
UPC Financing Partnership, 2021 USD Term Loan AX (3 month LIBOR + 3.000%)	3.105	01-31-29		2,104,677	2,093,101
Virgin Media Bristol LLC, 2020 USD Term Loan Q (C)	TBD	01-31-29		8,046,999	8,040,320
WideOpenWest Finance LLC, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	08-18-23		5,795,449	5,777,367
Ziggo Financing Partnership, USD Term Loan I (1 month LIBOR + 2.500%)	2.601	04-30-28		5,753,885	5,697,957
Wireless telecommunication services 0.4%
Crown Subsea Communications Holding, Inc., 2021 Term Loan (3 month LIBOR + 5.000%)	5.750	04-20-27		3,404,329	3,410,014
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%)	3.750	11-12-27		1,128,619	1,126,362
Matterhorn Telecom SA, 2020 EUR Term Loan B (3 month EURIBOR + 2.625%)	2.625	09-15-26	EUR	1,921,971	2,314,778
Consumer discretionary 15.6%					254,398,604
Auto components 0.5%
IXS Holdings, Inc., 2020 Term Loan B (3 month LIBOR + 4.250%)	5.000	03-05-27		3,816,349	3,822,303
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.500	01-31-28		4,245,701	4,245,701
Automobiles 1.4%
Constellation Automotive, Ltd., GBP Term Loan B1 (1 week GBP LIBOR + 4.750%)	4.801	11-13-26	GBP	4,874,095	6,901,511
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 7.000%)	7.188	04-10-26		6,265,950	6,318,146
OEConnection LLC, 2019 Term Loan B (1 month LIBOR + 4.000%)	4.093	09-25-26		3,042,448	3,027,235
RVR Dealership Holdings LLC, Term Loan B (3 month LIBOR + 4.000%)	4.750	02-08-28		2,865,300	2,868,881
Thor Industries, Inc., 2021 EUR Term Loan (1 month EURIBOR + 3.000%)	3.000	02-01-26	EUR	748,191	915,046
Thor Industries, Inc., 2021 USD Term Loan (1 month LIBOR + 3.000%)	3.125	02-01-26		530,090	530,487
Wheel Pros, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	5.250	04-23-28		2,972,475	2,979,372
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Distributors 0.6%
Northwest Fiber LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	3.848	04-30-27		4,361,818	$4,359,986
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (3 month LIBOR + 4.500%)	5.500	08-16-23		5,534,172	5,366,431
Diversified consumer services 2.3%
Cambium Learning Group, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.250	12-18-25		5,792,576	5,813,082
Midas Intermediate Holdco II LLC, 2020 Term Loan B (3 month LIBOR + 6.750%)	7.500	12-22-25		6,616,246	6,475,651
PCI Gaming Authority, Term Loan (1 month LIBOR + 2.500%)	2.593	05-29-26		3,059,337	3,043,673
Prometric Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.000	01-29-25		1,857,394	1,827,212
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan (6 month LIBOR + 3.000%)	4.000	02-03-25		3,869,642	3,828,855
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.093	05-23-25		5,953,386	5,940,348
SRS Distribution, Inc., 2021 Term Loan B (C)	TBD	06-04-28		4,674,887	4,663,200
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	07-20-26	EUR	1,706,977	2,074,141
Verisure Holding AB, 2021 EUR Term Loan (3 month EURIBOR + 3.500%)	3.500	03-27-28	EUR	1,819,895	2,211,370
WW International, Inc., 2021 Term Loan B (3 month LIBOR + 3.500%)	4.000	04-13-28		1,302,489	1,304,664
Hotels, restaurants and leisure 5.3%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	3.843	02-02-26		8,558,701	8,328,728
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	1.938	10-19-24		2,380,635	2,364,566
Aristocrat International Pty, Ltd., 2020 Incremental Term Loan B (3 month LIBOR + 3.750%)	4.750	10-19-24		303,555	303,935
Awaze, Ltd., 2018 EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	04-30-25	EUR	3,698,925	4,496,580
Awaze, Ltd., EUR Incremental Term Loan B1 (6 month EURIBOR + 4.250%)	4.250	05-09-25	EUR	698,925	850,173
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.843	12-23-24		5,585,894	5,539,028
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%)	4.593	07-21-25		1,649,550	1,653,987
Carrols Restaurant Group, Inc., Term Loan B (1 month LIBOR + 3.250%)	3.350	04-30-26		5,833,000	5,752,797
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan (2 and 3 month LIBOR + 4.000%)	4.185	03-29-24		9,488,110	8,622,320
Compass III, Ltd. EUR Term Loan B2 (6 month EURIBOR + 4.250%)	4.250	05-09-25	EUR	518,650	630,494
Global Business Travel Holdings, Ltd., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.593	08-13-25		3,123,121	2,999,508
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-25	EUR	1,764,656	1,950,576
HNVR Holdco, Ltd., EUR Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-27	EUR	2,352,406	2,579,539
Hurtigruten Group AS, 2020 EUR Term Loan C (3 month EURIBOR + 8.000%)	8.000	06-11-23	EUR	1,777,599	2,114,866
Hurtigruten Group AS, EUR Term Loan B (6 month EURIBOR + 4.000%)	4.000	02-24-25	EUR	2,124,041	2,420,583
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%)	4.250	12-15-27		2,926,259	2,924,181
IRB Holding Corp., 2020 Term Loan B (6 month LIBOR + 2.750%)	3.750	02-05-25		5,908,160	5,879,978
Lakeland Holdings LLC, 2020 HoldCo Term Loan	13.250	09-25-27		380,491	195,953
Lakeland Tours LLC, 2020 Priority Exit PIK Term Loan (3 month LIBOR + 6.000% or 6.000% PIK)	6.186	09-25-23		171,949	171,992
Lakeland Tours LLC, 2020 Second Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	1.686	09-25-25		308,631	289,342
Lakeland Tours LLC, 2020 Third Out Term Loan (3 month LIBOR + 1.500% or 6.000% PIK)	1.686	09-25-25		387,441	321,576
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	1.843	11-19-26		5,322,550	5,237,709
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%)	2.843	08-14-24		7,276,575	7,200,753
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Travel Leaders Group LLC, 2018 Term Loan B (1 month LIBOR + 4.000%)	4.093	01-25-24		9,218,984	$8,773,430
Vue International Bidco PLC, 2019 EUR Term Loan B (C)	TBD	07-03-26	EUR	2,650,828	3,002,653
Wyndham Hotels & Resorts, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.843	05-30-25		1,819,802	1,804,734
Household durables 0.2%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	4.750	05-05-28		1,078,947	1,074,513
LSFX Flavum Bidco SA, 2020 EUR Term Loan (3 month EURIBOR + 4.500%)	4.500	02-12-27	EUR	1,410,972	1,719,887
Leisure products 1.7%
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (1 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	1,854,055	2,260,226
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 week LIBOR + 4.500%)	4.593	02-19-26		4,958,452	4,944,519
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B (C)	TBD	09-29-24		1,962,101	1,962,454
Amer Sports Holding Oy, EUR Term Loan B (3 month EURIBOR + 4.500%)	4.500	03-30-26	EUR	4,291,351	5,221,313
Hayward Industries, Inc., 2021 Term Loan (C)	TBD	05-12-28		3,971,696	3,968,399
J&J Ventures Gaming LLC, Term Loan (1 month LIBOR + 4.000%)	4.750	04-07-28		1,454,074	1,457,709
PlayPower, Inc., 2019 Term Loan (3 month LIBOR + 5.500%)	5.699	05-08-26		2,092,865	2,071,937
Recess Holdings, Inc. 2017 1st Lien Term Loan (3 and 6 month LIBOR + 3.750%)	4.750	09-30-24		3,861,784	3,829,924
SRAM LLC, 2021 Term Loan B (C)	TBD	05-12-28		2,556,685	2,558,807
Specialty retail 3.1%
Ascena Retail Group, Inc., 2015 Term Loan B (B)	0.000	08-21-22		2,191,088	363,589
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%)	3.500	11-08-23		5,158,627	5,121,536
CWGS Group LLC, 2021 Term Loan B (C)	TBD	05-24-28		4,135,354	4,101,775
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	08-04-24		6,373,584	6,348,090
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.000%)	3.750	10-19-27		8,549,395	8,561,877
Mavis Tire Express Services TopCo LP, 2021 Term Loan B (3 month LIBOR + 4.000%)	4.750	05-04-28		6,143,622	6,153,514
Parfuemerie Douglas International GmbH, 2021 EUR Term Loan B (C)	TBD	03-26-26	EUR	7,344,553	8,907,054
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%)	4.000	03-03-28		3,739,283	3,736,628
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	04-15-28		3,760,379	3,767,824
Winterfell Financing Sarl, EUR Term Loan B (C)	TBD	05-04-28	EUR	2,973,402	3,603,252
Textiles, apparel and luxury goods 0.5%
Calceus Acquisition, Inc., Term Loan B (3 month LIBOR + 5.500%)	5.635	02-12-25		1,689,707	1,609,446
New Trojan Parent, Inc., Term Loan (1 month LIBOR + 3.250%)	3.750	01-06-28		1,725,979	1,721,664
Tory Burch LLC, Term Loan B (1 month LIBOR + 3.500%)	4.000	04-14-28		4,416,432	4,405,391
Consumer staples 2.8%					45,410,095
Beverages 0.6%
City Brewing Company LLC, Closing Date Term Loan (3 month LIBOR + 3.500%)	4.250	04-05-28		1,095,803	1,094,411
Refresco Holding BV, EUR Term Loan B1 (3 month EURIBOR + 3.000%)	3.000	03-28-25	EUR	1,425,082	1,730,726
Refresco Holding BV, GBP Term Loan B2 (3 month GBP LIBOR + 3.750%)	3.838	03-28-25	GBP	5,300,000	7,491,561
Food and staples retailing 1.1%
Casino Guichard Perrachon SA, 2021 EUR Term Loan B (C)	TBD	08-31-25	EUR	1,000,000	1,223,389
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	3.780	05-23-25		7,451,087	7,407,200
L1R HB Finance, Ltd., GBP Term Loan B (3 month GBP LIBOR + 5.250%)	5.337	09-02-24	GBP	6,000,000	8,232,122
Food products 0.6%
Cookie Acquisition SASU, EUR Term Loan (6 month EURIBOR + 4.000%)	4.000	02-15-27	EUR	1,563,396	1,877,543
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Froneri Lux FinCo SARL, 2020 EUR Term Loan (6 month EURIBOR + 2.375%)	2.375	01-29-27	EUR	1,752,602	$2,101,155
Froneri US, Inc., 2020 USD Term Loan (1 month LIBOR + 2.250%)	2.676	01-29-27		616,796	608,087
Upfield BV, 2018 EUR Term Loan B1 (1 and 6 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	1,083,347	1,295,075
Upfield BV, 2018 GBP Term Loan B4 (1 month GBP LIBOR + 4.000%)	4.047	07-02-25	GBP	3,000,000	4,162,467
Household products 0.4%
Conair Holdings LLC, Term Loan B (C)	TBD	05-17-28		1,765,425	1,772,045
Kronos Acquisition Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.250	12-22-26		3,387,237	3,357,599
Reynolds Consumer Products LLC, Term Loan (1 month LIBOR + 1.750%)	1.843	02-04-27		808,416	804,374
Spectrum Brands, Inc., 2021 Term Loan (3 month LIBOR + 2.000%)	2.500	03-03-28		408,291	405,740
Personal products 0.1%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%)	4.500	10-01-26		1,841,427	1,846,601
Energy 0.4%					6,298,093
Oil, gas and consumable fuels 0.4%
Delek US Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	2.343	03-31-25		2,315,296	2,252,783
Lower Cadence Holdings LLC, Term Loan B (1 month LIBOR + 4.000%)	4.093	05-22-26		1,192,306	1,177,402
Northriver Midstream Finance LP, 2018 Term Loan B (3 month LIBOR + 3.250%)	3.452	10-01-25		2,886,705	2,847,907
Quicksilver Resources, Inc., New 2nd Lien Term Loan (B)(D)	0.000	06-21-21		20,001,303	20,001
Financials 6.6%					108,321,088
Capital markets 1.3%
AqGen Ascensus, Inc., 2020 Term Loan (3 month LIBOR + 4.000%)	5.000	12-13-26		7,729,038	7,727,415
Hightower Holding LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	4.750	04-30-28		2,495,402	2,500,867
Jane Street Group LLC, 2021 Term Loan (1 month LIBOR + 2.750%)	2.843	01-26-28		8,325,709	8,264,765
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan (3 month LIBOR + 6.750%)	7.750	11-28-23		2,619,103	2,626,462
Consumer finance 0.1%
Tegra118 Wealth Solutions, Inc., 2020 Term Loan B (3 month LIBOR + 4.000%)	4.155	02-18-27		1,683,659	1,685,241
Diversified financial services 2.9%
Advisor Group Holdings, Inc., 2021 Term Loan (1 month LIBOR + 4.500%)	4.593	07-31-26		4,232,127	4,239,533
Atlas CC Acquisition Corp., Term Loan B (C)	TBD	04-28-28		4,794,446	4,788,453
Atlas CC Acquisition Corp., Term Loan C (C)	TBD	04-28-28		975,141	973,923
Citadel Securities LP, 2021 Term Loan B (1 month LIBOR + 2.500%)	2.593	02-02-28		8,562,465	8,499,788
CPC Acquisition Corp., Second Lien Term Loan (3 month LIBOR + 7.750%)	8.500	12-29-28		1,623,176	1,629,263
CPC Acquisition Corp., Term Loan (3 and 6 month LIBOR + 3.750%)	4.500	12-29-27		2,046,519	2,036,286
Cross Financial Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	4.750	09-15-27		1,745,093	1,745,093
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	3.500	02-28-25		3,524,063	3,054,482
Crown Finance US, Inc., 2020 Term Loan B1 (3 month LIBOR + 7.000% or 7.000% PIK)	7.000	05-23-24		331,668	416,658
DRW Holdings LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	3.843	03-01-28		3,465,775	3,448,447
Hudson River Trading LLC, 2021 Term Loan (1 month LIBOR + 3.000%)	3.093	03-20-28		4,881,125	4,846,957
Mercury Merger Sub, Inc., Term Loan (C)	TBD	05-20-28		7,203,975	7,163,489
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	3.843	11-09-26		4,150,034	4,144,100
Insurance 1.5%
Alliant Holdings Intermediate LLC, 2020 Term Loan B3 (1 month LIBOR + 3.750%)	4.250	10-08-27		1,334,260	1,335,261
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	3.343	05-09-25		5,141,888	$5,094,326
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	3.343	05-09-25		1,016,741	1,007,387
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%)	4.110	03-18-27		5,561,789	5,554,837
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%)	3.093	11-03-23		3,754,840	3,744,664
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	3.343	07-31-27		589,812	586,863
Baldwin Risk Partners LLC, Term Loan B (1 month LIBOR + 4.000%)	4.750	10-14-27		4,118,550	4,123,698
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%)	2.926	04-25-25		3,120,701	3,089,182
Mortgage real estate investment trusts 0.8%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month LIBOR + 3.500%)	4.000	03-06-28		1,267,500	1,264,331
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	2.843	05-15-26		527,748	522,470
Blackstone Mortgage Trust, Inc., 2019 Term Loan B (1 month LIBOR + 2.250%)	2.343	04-23-26		621,463	615,249
Blackstone Mortgage Trust, Inc., 2020 Term Loan B (1 month LIBOR + 4.750%)	5.750	04-23-26		1,740,136	1,740,136
Claros Mortgage Trust, Inc., Term Loan B (1 month LIBOR + 5.000%)	6.000	08-09-26		7,394,908	7,413,395
KREF Holdings X LLC, Term Loan B (3 month LIBOR + 4.750%)	5.750	08-05-27		1,359,821	1,366,620
Starwood Property Mortgage LLC, 2020 Incremental Term Loan B2 (3 month LIBOR + 3.500%)	4.250	07-26-26		1,074,133	1,071,447
Health care 11.2%					182,312,378
Biotechnology 0.1%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (1 week LIBOR + 2.000%)	2.062	11-15-27		1,222,722	1,211,106
Health care equipment and supplies 1.5%
ASP Navigate Acquisition Corp., Term Loan (1 and 3 month LIBOR + 4.500%)	5.500	10-06-27		1,716,944	1,719,090
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1 month LIBOR + 3.750%)	3.843	02-27-26		2,449,146	2,417,503
Bayou Intermediate II LLC, Term Loan B (C)	TBD	05-13-28		1,700,550	1,703,747
Gloves Buyer, Inc., 2021 Term Loan (1 week LIBOR + 4.000%)	4.750	01-20-28		1,693,881	1,689,647
Golden State Buyer, Inc., Term Loan (1 month LIBOR + 4.750%)	5.500	06-21-26		2,067,252	2,062,084
Ortho-Clinical Diagnostics SA, 2018 Term Loan B (1 month LIBOR + 3.000%)	3.108	06-30-25		3,441,033	3,441,033
Ortho-Clinical Diagnostics SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	06-30-25	EUR	1,368,474	1,667,300
Solenis Holdings LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 4.000%)	4.135	06-26-25		7,002,564	6,994,931
Solenis International LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	8.635	06-26-26		2,473,934	2,465,275
Health care providers and services 5.2%
Da Vinci Purchaser Corp., 2019 Term Loan (3 month LIBOR + 4.000%)	5.000	01-08-27		2,304,193	2,314,286
DaVita, Inc., 2020 Term Loan B (1 month LIBOR + 1.750%)	1.843	08-12-26		1,685,387	1,676,960
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	3.936	08-03-26		4,851,949	4,856,801
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.843	10-10-25		4,359,806	3,712,636
eResearchTechnology, Inc., 2020 1st Lien Term Loan (1 month LIBOR + 4.500%)	5.500	02-04-27		6,803,752	6,835,865
Genesiscare USA Holdings, Inc., 2020 EUR Term Loan B4 (3 month EURIBOR + 4.750%)	4.750	05-14-27	EUR	1,782,202	2,171,372
Genesiscare USA Holdings, Inc., 2020 USD Term Loan B5 (3 month LIBOR + 5.000%)	6.000	05-14-27		1,657,438	1,645,008
HCA, Inc., Term Loan B12 (1 month LIBOR + 1.750%)	1.843	03-13-25		1,761,306	1,759,651
MED ParentCo LP, 1st Lien Delayed Draw Term Loan (C)	TBD	08-31-26		1,109,515	1,107,119
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	4.343	08-31-26		7,373,179	$7,357,253
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 7.250%)	8.000	02-16-29		2,136,611	2,163,319
National Mentor Holdings, Inc., 2021 Delayed Draw Term Loan (3 month LIBOR + 3.750%)	4.500	03-02-28		490,668	490,978
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month LIBOR + 3.750%)	4.500	02-18-28		7,281,850	7,286,437
National Mentor Holdings, Inc., 2021 Term Loan C (3 month LIBOR + 3.750%)	4.500	02-18-28		241,022	241,174
Option Care Health, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.843	08-06-26		6,199,811	6,203,717
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	3.843	03-31-27		3,905,971	3,886,441
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	2.843	02-14-25		5,244,789	5,180,540
Precision Medicine Group LLC, 2021 Term Loan (3 month LIBOR + 3.000%)	3.750	11-18-27		4,495,355	4,478,498
Radnet Management, Inc., 2021 Term Loan (3 month LIBOR + 3.000%)	3.750	04-22-28		1,555,184	1,553,240
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.250%)	2.370	03-06-25		2,311,885	2,292,372
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24		4,152,867	3,997,134
U.S. Anesthesia Partners, Inc., 2017 Term Loan (6 month LIBOR + 3.000%)	4.000	06-23-24		4,777,239	4,729,467
Upstream Newco, Inc., 2019 Term Loan (1 month LIBOR + 4.500%)	4.593	11-20-26		2,757,476	2,756,318
US Radiology Specialists, Inc., 2020 Term Loan (3 month LIBOR + 5.500%)	6.250	12-10-27		3,736,539	3,749,617
VetCor Professional Practices LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%)	3.134	07-02-25		2,035,074	2,009,636
Health care technology 1.1%
Athenahealth, Inc., 2021 Term Loan B1 (1 and 3 month LIBOR + 4.250%)	4.410	02-11-26		7,352,082	7,372,301
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%)	3.500	03-01-24		5,600,780	5,595,684
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	06-28-24		4,554,456	4,552,543
Imprivata, Inc., Term Loan (1 month LIBOR + 3.750%)	4.250	12-01-27		1,049,553	1,049,847
Life sciences tools and services 0.3%
Cambrex Corp., 2021 Term Loan (1 month LIBOR + 3.500%)	4.250	12-04-26		1,592,168	1,596,944
Maravai Intermediate Holdings LLC, 2020 Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-27		928,304	930,049
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (1 and 3 month LIBOR + 3.500%)	4.250	11-30-27		2,241,961	2,245,458
Syneos Health, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.843	08-01-24		958,749	954,559
Pharmaceuticals 3.0%
AI Sirona Luxembourg Acquisition Sarl, 2021 EUR Term Loan B (1 month EURIBOR + 3.750%)	3.750	09-29-25	EUR	2,440,813	2,964,722
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	3.625	05-04-25		8,321,152	8,179,027
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.093	06-02-25		9,557,544	9,516,924
Curium Bidco Sarl, 2020 USD 2nd Lien Term Loan (3 month LIBOR + 7.750%)	8.500	10-27-28		1,887,300	1,915,609
Curium Bidco Sarl, 2020 USD Term Loan (3 month LIBOR + 4.250%)	5.000	12-02-27		1,549,408	1,545,534
Curium Bidco Sarl, USD Term Loan B (3 month LIBOR + 4.000%)	4.203	07-09-26		2,512,164	2,505,884
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%)	1.860	08-02-27		1,177,991	1,169,651
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (3 month LIBOR + 5.000%)	5.750	03-27-28		6,964,107	6,790,979
Horizon Therapeutics USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.000%)	2.500	03-15-28		1,565,773	1,562,422
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	04-21-28		2,906,864	$2,918,811
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%)	3.843	09-30-24		4,951,590	4,952,828
Organon & Company, Term Loan (C)	TBD	04-07-28		4,171,012	4,165,047
Industrials 14.6%					237,912,104
Aerospace and defense 1.6%
Bleriot US Bidco, Inc., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.203	10-30-26		2,145,241	2,140,543
Jazz Acquisition, Inc., 2019 1st Lien Term Loan (1 month LIBOR + 4.250%)	4.340	06-19-26		653,992	628,787
Maxar Technologies, Ltd., Term Loan B (1 month LIBOR + 2.750%)	2.843	10-04-24		3,749,192	3,703,901
Spirit AeroSystems, Inc., 2020 Term Loan B (1 month LIBOR + 5.250%)	6.000	01-15-25		842,099	847,363
Standard Aero, Ltd., 2020 CAD Term Loan B2 (3 month LIBOR + 3.500%)	3.703	04-06-26		2,290,100	2,216,702
The NORDAM Group, Inc., Term Loan B (1 month LIBOR + 5.500%)	5.625	04-09-26		2,032,929	1,941,447
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%)	2.343	05-30-25		943,184	930,121
TransDigm, Inc., 2020 Term Loan F (1 month LIBOR + 2.250%)	2.343	12-09-25		1,876,691	1,850,549
TransDigm, Inc., 2020 Term Loan G (1 month LIBOR + 2.250%)	2.343	08-22-24		3,085,356	3,046,789
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.748	04-30-25		9,223,777	8,960,899
Air freight and logistics 0.3%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan (3 month LIBOR + 4.750%)	5.500	03-31-28		2,033,244	2,025,619
Bahia De Las Isletas SL, 2021 EUR Term Loan C (1 month EURIBOR + 2.500% or 7.500% PIK) (D)	2.500	07-31-21	EUR	347,820	424,149
MRO Holdings, Inc., 2019 Term Loan B (3 month LIBOR + 5.000%)	5.203	06-04-26		3,009,648	2,961,675
Naviera Armas SA, EUR PIK Term Loan A (1 month EURIBOR + 2.500% or 7.500% PIK) (D)	2.500	07-31-21	EUR	215,992	263,391
Naviera Armas SA, EUR PIK Term Loan B (1 month EURIBOR + 2.500% or 7.500% PIK) (D)	2.500	07-31-21	EUR	50,630	61,741
Airlines 0.2%
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.500	04-21-28		2,545,742	2,568,018
Building products 2.0%
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	04-12-28		2,948,400	2,947,663
CPG International LLC, 2017 Term Loan (3 month LIBOR + 2.500%)	3.250	05-05-24		4,329,221	4,319,090
LEB Holdings USA, Inc., Term Loan B (1 month LIBOR + 4.000%)	4.093	11-02-27		1,641,638	1,645,053
LSF10 XL Bidco SCA, 2021 EUR Term Loan (3 month EURIBOR + 4.250%)	4.250	04-12-28	EUR	6,543,885	7,925,436
LSF11 Skyscraper Holdco Sarl, 2021 USD Term Loan B (3 month LIBOR + 3.750%)	4.500	09-29-27		1,321,648	1,326,604
Resideo Funding, Inc., 2021 Term Loan (1, 2 and 3 month LIBOR + 2.250%)	2.750	02-08-28		1,483,133	1,481,279
Tamko Building Products, Inc., Term Loan B (1, 2 and 3 month LIBOR + 3.000%)	3.129	06-01-26		2,218,623	2,207,530
Wilsonart LLC, 2021 Term Loan E (3 month LIBOR + 3.500%)	4.500	12-19-26		10,262,483	10,245,960
Commercial services and supplies 2.9%
AVSC Holding Corp., 2020 Term Loan B1 (3 month LIBOR + 3.250%)	4.250	03-03-25		4,936,599	4,346,675
AVSC Holding Corp., 2020 Term Loan B2 (3 month LIBOR + 4.500%)	5.500	10-15-26		1,661,635	1,517,621
AVSC Holding Corp., 2020 Term Loan B3 (3 month LIBOR + 5.000% or 10.000% PIK)	5.000	10-15-26		1,894,867	2,201,210
Camelot Finance SA, Term Loan B (1 month LIBOR + 3.000%)	3.093	10-30-26		3,412,711	3,400,767
Cimpress USA, Inc., USD Term Loan B (3 month LIBOR + 3.500%)	4.000	04-30-28		2,103,185	2,099,252
Comet Bidco, Ltd., 2018 USD Term Loan B (1 and 6 month LIBOR + 5.000%)	6.000	09-30-24		7,677,015	7,243,263
FCG Acquisitions, Inc., Term Loan (3 month LIBOR + 3.750%)	4.250	03-31-28		835,749	835,055
Holding Socotec SAS, 2021 USD Term Loan (C)	TBD	05-07-28		1,824,684	1,820,123
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.093	09-21-26		3,015,015	$3,022,552
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	2.095	10-04-23		1,332,209	1,331,103
PODS LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.750	03-31-28		3,840,423	3,832,205
Revint Intermediate II LLC, 2020 Term Loan B (1 month LIBOR + 5.000%)	5.750	10-15-27		4,727,542	4,752,645
Sterling Midco Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	06-19-24		3,748,969	3,684,937
Tempo Acquisition LLC, 2020 Extended Term Loan (1 month LIBOR + 3.250%)	3.750	11-02-26		6,545,194	6,554,750
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 2.750%)	3.250	03-24-28		1,141,509	1,139,066
Construction and engineering 1.1%
Aegion Corp., Term Loan (3 month LIBOR + 4.750%)	5.500	05-17-28		3,222,613	3,234,698
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%)	3.593	01-29-27		2,064,602	2,057,376
DG Investment Intermediate Holdings 2, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 3.750%)	4.500	03-31-28		771,361	770,204
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	03-31-28		4,846,380	4,839,110
Refficiency Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%)	4.750	12-16-27		1,068,241	1,067,579
Sabre Industries, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.343	04-15-26		1,099,271	1,095,148
Tiger Acquisition LLC, 2021 Term Loan (C)	TBD	05-24-28		1,163,107	1,159,711
USIC Holdings, Inc., 2021 Term Loan (C)	TBD	05-12-28		3,907,676	3,897,907
Electrical equipment 0.9%
1a Smart Start LLC, 2020 Term Loan (3 month LIBOR + 4.750%)	5.750	08-19-27		1,702,468	1,699,624
Array Technologies, Inc., Term Loan B (3 month LIBOR + 3.250%)	3.750	10-14-27		2,936,527	2,894,329
Brookfield WEC Holdings, Inc., 2021 Term Loan (1 month LIBOR + 2.750%)	3.250	08-01-25		4,900,571	4,866,904
Infinite Bidco LLC, 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.250	03-02-28		2,135,700	2,125,022
Infinite Bidco LLC, 2nd Lien Term Loan (3 month LIBOR + 7.000%)	7.500	03-02-29		904,707	908,099
Infinity Bidco 1, Ltd., 2021 EUR Term Loan (C)	TBD	05-21-28	EUR	1,338,977	1,630,382
Machinery 2.8%
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (3 month LIBOR + 3.000%)	3.200	10-31-25		4,369,118	4,238,044
Alliance Laundry Systems LLC, Term Loan B (2 month LIBOR + 3.500%)	4.250	10-08-27		3,207,586	3,213,873
Brown Group Holding LLC, Term Loan B (C)	TBD	04-27-28		4,554,001	4,546,032
Columbus McKinnon Corp., 2021 Term Loan B (3 month LIBOR + 2.750%)	3.250	05-13-28		654,835	655,653
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	4.843	06-26-26		3,467,933	3,438,456
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%)	1.843	03-01-27		815,940	808,343
Granite US Holdings Corp., 2021 Term Loan B (3 month LIBOR + 4.000%)	4.203	09-30-26		3,356,630	3,352,434
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%)	1.843	03-01-27		2,062,982	2,043,776
Lummus Technology Holdings V LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	3.593	06-30-27		586,149	582,380
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.843	03-07-25		4,070,695	4,002,837
Shape Technologies Group, Inc., Term Loan (1 month LIBOR + 3.000%)	3.093	04-21-25		5,040,996	4,661,107
Star US Bidco LLC, Term Loan B (1 month LIBOR + 4.250%)	5.250	03-17-27		3,700,624	3,691,372
Titan Acquisitionco New Zealand, Ltd., 2020 Term Loan (3 month LIBOR + 4.000%)	4.203	05-01-26		5,629,918	5,626,427
Waterlogic Holdings, Ltd., 2018 EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	03-01-25	EUR	4,138,517	5,020,218
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Marine 0.0%
Naviera Armas SA, 2021 EUR PIK Term Loan B2 (1 month EURIBOR + 2.500% or 7.500% PIK)	2.500	07-31-21	EUR	84,013	$102,449
Professional services 1.2%
Cast & Crew Payroll LLC, 2019 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.843	02-09-26		4,279,741	4,250,339
First Advantage Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.343	01-31-27		4,169,438	4,153,803
Greenrock Finance, Inc., 2017 USD Term Loan B (3 month LIBOR + 3.500%)	4.500	06-28-24		4,056,190	4,025,768
Indy US Bidco LLC, 2021 USD Term Loan B (1 and 3 month LIBOR + 4.000%)	4.108	03-06-28		1,164,024	1,167,225
KBR, Inc., 2020 Term Loan B (1 month LIBOR + 2.750%)	2.843	02-05-27		2,732,860	2,735,128
Stiphout Finance LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	4.750	10-27-25		2,549,443	2,543,069
Road and rail 0.6%
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	2.203	12-30-26		2,401,733	2,390,541
Uber Technologies, Inc., 2021 1st Lien Term Loan B (1 month LIBOR + 3.500%)	3.593	04-04-25		8,151,358	8,146,956
Trading companies and distributors 0.7%
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	12-12-25	EUR	6,141,487	7,136,642
ASP Unifrax Holdings, Inc., Term Loan B (3 month LIBOR + 3.750%)	3.953	12-12-25		3,669,817	3,560,860
GYP Holdings III Corp., 2018 Incremental First Lien Term Loan (C)	TBD	06-01-25		1,000,000	997,680
Transportation infrastructure 0.3%
Dynasty Acquisition Company, Inc., 2020 Term Loan B1 (3 month LIBOR + 3.500%)	3.703	04-06-26		4,259,585	4,123,066
Information technology 17.7%					288,097,903
Communications equipment 0.4%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.343	04-06-26		5,547,411	5,520,839
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.613	07-02-25		1,337,805	1,315,504
Electronic equipment, instruments and components 1.6%
C&D Technologies, Inc., Term Loan B (1 month LIBOR + 5.750%)	5.843	12-20-25		4,375,794	4,315,627
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 3.250%)	3.250	07-04-25	EUR	5,674,985	6,812,263
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	4.500	12-02-24		2,332,592	2,326,760
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	12-02-24		4,860,487	4,848,336
Mirion Technologies, Inc., 2019 Term Loan B (3 month LIBOR + 4.000%)	4.203	03-06-26		1,993,328	2,000,803
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	02-28-25		6,349,872	6,099,878
IT services 3.1%
Cardtronics USA, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.000	06-29-27		1,726,125	1,724,831
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%)	4.750	10-01-27		7,445,105	7,448,828
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.843	07-11-25		8,105,832	7,952,550
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%)	1.843	02-15-24		5,204,065	5,171,540
GTT Communications, Inc., 2018 USD Term Loan B (B)	0.000	05-31-25		3,027,124	2,461,445
GTT Communications, Inc., 2020 Term Loan (1 month LIBOR + 5.000% or 2.500% PIK)	6.000	12-31-21		267,845	270,523
GTT Communications, Inc.,, 2020 Delayed Draw Term Loan (3 month LIBOR + 5.000%)	6.000	12-31-21		304,645	307,692
Masergy Holdings, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	4.250	12-15-23		1,059,449	1,056,144
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Rackspace Technology Global, Inc., 2021 Term Loan (3 month LIBOR + 2.750%)	3.500	02-15-28		2,858,736	$2,844,728
Sabre GLBL, Inc., 2020 Term Loan B (1 month LIBOR + 4.000%)	4.750	12-17-27		595,977	598,957
TGG TS Acquisition Company, 2018 Term Loan B (1 month LIBOR + 6.500%)	6.593	12-14-25		1,291,939	1,291,939
TNS, Inc., 2013 Term Loan B (1 month LIBOR + 4.000%)	4.100	08-14-22		3,155,111	3,152,145
Travelport Finance Luxembourg Sarl, 2020 Super Priority Term Loan (3 month LIBOR + 1.500% or 6.500% PIK)	2.500	02-28-25		1,826,297	1,866,713
Travelport Finance Luxembourg Sarl, 2021 Exchange Term Loan (3 month LIBOR + 5.000%)	5.203	05-29-26		1,746,950	1,548,234
Travelport Finance Luxembourg Sarl, Term Loan (C)	TBD	05-29-26		877,558	777,736
Verscend Holding Corp., 2021 Term Loan B (1 month LIBOR + 4.000%)	4.093	08-27-25		6,438,482	6,439,641
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%)	2.343	03-31-28		5,200,132	5,175,432
Semiconductors and semiconductor equipment 0.0%
Allegro MicroSystems, Inc., Term Loan (3 month LIBOR + 3.750%)	4.250	09-30-27		35,901	35,812
Cohu, Inc., 2018 Term Loan B (3 month LIBOR + 3.000%)	3.172	10-01-25		489,212	486,463
Software 11.8%
Acuris Finance US, Inc., 2021 USD Term Loan B (3 month LIBOR + 4.000%)	4.500	02-16-28		1,207,572	1,212,100
AQA Acquisition Holding, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.250%)	4.750	03-03-28		2,126,232	2,129,549
Azalea Topco, Inc., Term Loan (1 month LIBOR + 3.500%)	3.685	07-24-26		1,187,285	1,179,864
Barracuda Networks, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	02-12-25		6,991,555	7,002,043
Barracuda Networks, Inc., 2020 2nd Lien Term Loan (3 month LIBOR + 6.750%)	7.500	10-30-28		1,968,264	1,996,567
Boxer Parent Company, Inc., 2021 EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	10-02-25	EUR	2,253,980	2,754,332
Boxer Parent Company, Inc., 2021 USD Term Loan (1 month LIBOR + 3.750%)	3.843	10-02-25		5,760,876	5,728,730
Buzz Finco LLC, 2020 Term Loan B (1 month LIBOR + 3.250%)	3.750	01-29-27		250,059	249,747
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%)	4.000	02-02-26		4,370,783	4,359,856
Castle US Holding Corp., USD Term Loan B (3 month LIBOR + 3.750%)	3.953	01-29-27		4,283,021	4,208,753
Cornerstone OnDemand, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.343	04-22-27		4,052,801	4,052,071
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	4.093	10-16-26		4,223,713	4,223,713
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%)	7.093	02-16-29		2,681,022	2,694,427
Dedalus Finance GmbH, EUR Term Loan B (3 month EURIBOR + 4.500%)	4.500	05-04-27	EUR	4,117,085	5,034,686
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%)	4.000	07-30-27		6,402,081	6,394,719
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26		3,970,851	4,030,414
Greeneden US Holdings II LLC, 2020 USD Term Loan B4 (1 month LIBOR + 4.000%)	4.750	12-01-27		7,366,044	7,376,578
Helios Software Holdings, Inc., 2021 USD Term Loan B (3 month LIBOR + 3.750%)	3.930	03-05-28		2,594,729	2,596,026
IGT Holding IV AB, 2021 USD Term Loan (C)	TBD	03-31-28		1,817,961	1,815,689
ION Trading Finance, Ltd., 2021 USD Term Loan (3 month LIBOR + 4.750%)	4.952	04-01-28		4,897,291	4,908,652
Ivanti Software, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	5.750	12-01-27		3,775,087	3,770,896
Ivanti Software, Inc., 2021 Add On Term Loan B (3 month LIBOR + 4.000%)	4.750	12-01-27		2,248,683	2,231,817
Liftoff Mobile, Inc., Term Loan (3 month LIBOR + 3.500%)	4.250	03-17-28		1,053,852	1,051,217
MA FinanceCo LLC, 2020 USD Term Loan B (3 month LIBOR + 4.250%)	5.250	06-05-25		3,463,753	3,489,731
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.750%)	2.843	06-21-24		899,042	887,525
Magenta Buyer LLC, 2021 USD Term Loan B (C)	TBD	05-03-28		3,020,366	3,025,410
Mavenir Systems, Inc., 2018 Term Loan B (3 month LIBOR + 6.000%)	7.000	05-08-25		1,829,476	1,826,622
Mitchell International, Inc., 2020 Add-On Term Loan (1 month LIBOR + 4.250%)	4.750	11-29-24		4,163,393	4,174,551
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Monotype Imaging Holdings, Inc., 2021 Add On Term Loan B1 (1 month LIBOR + 6.000%)	7.000	10-09-26	416,721	$416,721
Monotype Imaging Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	10-09-26	2,173,718	2,162,849
Orion Advisor Solutions, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	4.500	09-24-27	738,459	738,924
Pearl Debt Merger Sub 1, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.250%)	5.000	04-24-28	3,814,150	3,796,262
Peraton Corp., 2nd Lien Term Loan B (C)	TBD	02-01-29	567,728	576,244
Peraton Corp., 2nd Lien Term Loan B1 (3 month LIBOR + 7.750%)	8.750	02-26-29	1,567,728	1,591,244
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%)	4.500	02-01-28	9,018,941	9,027,689
Planview Parent, Inc., Term Loan (3 month LIBOR + 4.000%)	4.750	12-17-27	1,125,946	1,124,539
PointClickCare Technologies, Inc., Term Loan B (3 month LIBOR + 3.000%)	3.750	12-29-27	631,050	629,870
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%)	4.100	04-26-24	7,457,878	7,461,010
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	3.594	06-01-26	6,621,082	6,570,033
Project Ruby Ultimate Parent Corp., 2021 Term Loan (1 month LIBOR + 3.250%)	4.000	03-03-28	808,322	806,431
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	4.436	05-16-25	5,725,764	5,727,825
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	3.750	04-24-28	929,856	928,461
Salient CRGT, Inc., 2017 Term Loan (3 month LIBOR + 6.500%)	7.500	02-28-22	3,521,786	3,482,166
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.750%)	2.843	06-21-24	6,071,452	5,993,676
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	2.843	02-05-24	9,228,540	9,090,112
Sophia LP, 2020 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	10-07-27	3,934,060	3,943,069
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.843	04-16-25	1,930,084	1,908,139
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.843	04-16-25	1,456,846	1,440,282
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%)	1.843	04-16-25	3,175,501	3,144,254
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	3.676	03-05-27	2,433,582	2,417,471
Symplr Software, Inc., 2020 Term Loan (6 month LIBOR + 4.500%)	5.250	12-22-27	3,351,037	3,355,226
ThoughtWorks, Inc. 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	03-23-28	879,986	877,346
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%)	4.000	05-04-26	3,022,957	3,026,736
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.843	05-04-26	1,663,667	1,664,881
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	3.843	08-06-26	3,196,564	3,181,252
Voyage Australia Pty, Ltd., USD Term Loan B (C)	TBD	05-18-28	2,106,247	2,095,716
VS Buyer LLC, Term Loan B (1 month LIBOR + 3.000%)	3.093	02-28-27	2,194,154	2,181,823
Weld North Education LLC, 2020 Term Loan B (1 month LIBOR + 4.000%)	4.750	12-21-27	7,675,286	7,673,675
Technology hardware, storage and peripherals 0.8%
Dell International LLC, 2021 Term Loan B (1 month LIBOR + 1.750%)	2.000	09-19-25	3,374,472	3,373,865
Electronics For Imaging, Inc., Term Loan (1 month LIBOR + 5.000%)	5.093	07-23-26	6,895,356	6,535,487
Ingram Micro, Inc. 2021 Term Loan B (C)	TBD	03-31-28	2,895,760	2,896,977
Materials 6.7%				109,034,162
Chemicals 2.8%
Ascend Performance Materials Operations LLC, 2021 Term Loan B (3 month LIBOR + 4.750%)	5.500	08-27-26	5,632,297	5,710,642
Hyperion Materials & Technologies, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	08-28-26	4,427,197	4,399,527
INEOS US Petrochem LLC, 2021 USD Term Loan B (3 month LIBOR + 2.750%)	3.250	01-29-26	1,116,429	1,111,316
Innophos Holdings, Inc., 2020 Term Loan B (1 month LIBOR + 3.500%)	3.593	02-07-27	1,992,468	1,984,159
Jadex, Inc., Term Loan (1 month LIBOR + 4.750%)	5.500	02-18-28	6,195,987	6,188,242
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 2.750%)	2.848	10-01-25	8,271,444	8,195,595
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Petrochoice Holdings, Inc., 1st Lien Term Loan (2 and 3 month LIBOR + 5.000%)	6.000	08-20-22		3,766,248	$3,587,351
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (3 month LIBOR + 4.000%)	4.200	12-15-25		4,371,812	4,381,387
Rohm Holding GmbH, USD Term Loan B (6 month LIBOR + 4.750%)	4.978	07-31-26		2,517,928	2,517,928
Root Bidco Sarl, EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	08-13-27	EUR	2,748,062	3,346,934
Sparta US HoldCo LLC, 2021 Term Loan (C)	TBD	05-04-28		1,807,578	1,808,717
Tronox Finance LLC, 2021 Term Loan B (1 month LIBOR + 2.500%)	2.642	03-13-28		1,468,616	1,457,602
Univar Solutions USA, Inc., 2019 USD Term Loan B5 (1 month LIBOR + 2.000%)	2.093	07-01-26		823,172	819,789
Construction materials 0.2%
Foundation Building Materials, Inc., 2021 Term Loan (3 month LIBOR + 3.250%)	3.750	02-03-28		1,355,588	1,346,777
Potters Borrower LP, Term Loan B (3 month LIBOR + 4.000%)	4.750	12-14-27		794,004	796,490
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.593	02-01-27		1,395,500	1,384,099
Containers and packaging 3.3%
Charter NEX US, Inc., 2020 Term Loan (1 month LIBOR + 4.250%)	5.000	12-01-27		2,231,211	2,238,886
Fort Dearborn Holding Company, Inc., 2016 1st Lien Term Loan (1 and 3 month LIBOR + 4.000%)	5.000	10-19-23		2,179,768	2,182,493
Graham Packaging Company, Inc., 2021 Term Loan (1 month LIBOR + 3.000%)	3.750	08-04-27		5,813,942	5,809,989
LABL, Inc., 2021 EUR Term Loan B (1 month EURIBOR + 4.250%)	4.250	07-01-26	EUR	2,723,600	3,318,537
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.594	09-06-25		6,917,325	6,819,721
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	4.844	07-24-26		3,115,893	3,115,893
MAR Bidco Sarl, USD Term Loan (C)	TBD	04-20-28		1,853,786	1,856,103
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	3.385	04-03-24		7,563,612	7,369,832
Pactiv Evergreen Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	2.843	02-05-23		548,667	547,219
Plaze, Inc., 2019 Term Loan B (1 month LIBOR + 3.500% and 3.750%)	3.726	08-03-26		6,780,499	6,683,063
Proampac PG Borrower LLC, 2020 Term Loan (1 and 3 month LIBOR + 4.000%)	5.000	11-03-25		5,646,625	5,643,575
TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan (3 month LIBOR + 3.250%)	3.750	03-03-28		16,822	16,687
TricorBraun Holdings, Inc., 2021 Term Loan (3 month LIBOR + 3.250%)	3.750	03-03-28		2,243,588	2,225,639
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (3 month LIBOR + 3.000%)	4.000	10-17-24		6,274,045	6,255,222
Metals and mining 0.3%
WireCo WorldGroup, Inc., 1st Lien Term Loan (6 month LIBOR + 5.000%)	6.000	09-30-23		3,838,348	3,830,825
Paper and forest products 0.1%
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%)	4.000	02-23-28		2,096,270	2,083,923
Real estate 0.4%					5,700,928
Equity real estate investment trusts 0.4%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	1.843	01-02-26		1,610,102	1,587,963

VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	1.843	12-20-24		4,154,511	4,112,965
Corporate bonds 9.7%					$158,451,775
(Cost $160,047,104)
Communication services 2.0%					32,996,204
Diversified telecommunication services 0.7%
Cablevision Lightpath LLC (E)	5.625	09-15-28		430,000	432,903
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Connect Finco SARL (E)	6.750	10-01-26		3,956,000	$4,089,515
Frontier Communications Holdings LLC (E)	5.000	05-01-28		1,121,000	1,149,025
Frontier Communications Holdings LLC (E)	6.750	05-01-29		2,440,000	2,551,215
Radiate Holdco LLC (E)	4.500	09-15-26		2,933,000	2,962,330
Zayo Group Holdings, Inc. (E)	6.125	03-01-28		836,000	851,031
Entertainment 0.1%
Lions Gate Capital Holdings LLC (E)	5.500	04-15-29		1,341,000	1,388,927
Interactive media and services 0.1%
Endure Digital, Inc. (E)	6.000	02-15-29		826,000	792,960
Media 1.1%
Getty Images, Inc. (E)	9.750	03-01-27		1,617,000	1,726,148
MDC Partners, Inc. (E)	7.500	05-01-24		1,052,000	1,070,410
National CineMedia LLC (E)	5.875	04-15-28		3,003,000	2,864,111
Townsquare Media, Inc. (E)	6.875	02-01-26		2,111,000	2,229,744
United Group BV (Greater of 3 month EURIBOR + 3.250% or 3.250%) (E)(F)	3.250	02-15-26	EUR	734,000	879,980
United Group BV (E)	3.625	02-15-28	EUR	1,680,000	2,003,432
United Group BV	3.625	02-15-28	EUR	1,500,000	1,788,764
Univision Communications, Inc. (E)	4.500	05-01-29		1,613,000	1,632,388
Ziggo Bond Company BV (E)	6.000	01-15-27		4,210,000	4,394,861
Wireless telecommunication services 0.0%
Sprint Communications, Inc.	11.500	11-15-21		180,000	188,460
Consumer discretionary 2.5%					40,679,122
Distributors 0.2%
Northwest Fiber LLC (E)	6.000	02-15-28		3,136,000	3,103,292
Diversified consumer services 0.3%
SRS Distribution, Inc. (E)	4.625	07-01-28		1,336,000	1,348,291
SRS Distribution, Inc. (E)	6.125	07-01-29		1,015,000	1,035,300
WW International, Inc. (E)	4.500	04-15-29		2,258,000	2,257,458
Hotels, restaurants and leisure 0.7%
Caesars Entertainment, Inc. (E)	6.250	07-01-25		2,105,000	2,218,502
Caesars Resort Collection LLC (E)	5.750	07-01-25		1,000,000	1,048,770
Gamma Bidco SpA (E)	5.125	07-15-25	EUR	1,006,000	1,254,122
International Game Technology PLC (E)	4.125	04-15-26		959,000	990,168
Stonegate Pub Company Financing 2019 PLC	8.000	07-13-25	GBP	667,000	983,877
Stonegate Pub Company Financing 2019 PLC (E)	8.250	07-31-25	GBP	1,985,000	2,960,151
Stonegate Pub Company Financing 2019 PLC	8.250	07-31-25	GBP	1,689,000	2,518,738
Leisure products 0.0%
Mattel, Inc. (E)	3.750	04-01-29		792,000	810,786
Specialty retail 0.8%
F-Brasile SpA (E)	7.375	08-15-26		5,839,000	5,955,780
Magic Mergeco, Inc. (E)	5.250	05-01-28		1,486,000	1,504,575
Maxeda DIY Holding BV (E)	5.875	10-01-26	EUR	785,000	980,878
Specialty Building Products Holdings LLC (E)	6.375	09-30-26		3,927,000	4,084,080
Textiles, apparel and luxury goods 0.5%
Brunello Bidco SpA (E)	3.500	02-15-28	EUR	292,000	356,068
Brunello Bidco SpA (Greater of 3 month EURIBOR + 3.750% or 3.750%) (E)(F)	3.750	02-15-28	EUR	448,000	547,101
Wolverine Escrow LLC (E)	8.500	11-15-24		646,000	631,465
Wolverine Escrow LLC (E)	9.000	11-15-26		6,214,000	6,089,720
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Consumer staples 0.4%					$5,712,985
Food and staples retailing 0.2%
US Foods, Inc. (E)	6.250	04-15-25		2,001,000	2,120,140
Household products 0.1%
Kronos Acquisition Holdings, Inc. (E)	5.000	12-31-26		1,966,000	1,997,948
Personal products 0.1%
Douglas GmbH (E)	6.000	04-08-26	EUR	1,299,000	1,594,897
Energy 0.1%					1,363,469
Oil, gas and consumable fuels 0.1%
New Fortress Energy, Inc. (E)	6.500	09-30-26		1,355,000	1,363,469
Financials 1.0%					15,921,182
Capital markets 0.4%
AG Issuer LLC (E)	6.250	03-01-28		4,888,000	5,071,300
Hightower Holding LLC (E)	6.750	04-15-29		486,000	493,343
Consumer finance 0.2%
Encore Capital Group, Inc. (E)	4.250	06-01-28	GBP	2,070,000	2,932,999
Diversified financial services 0.2%
Garfunkelux Holdco 3 SA (E)	6.750	11-01-25	EUR	1,645,000	2,088,754
Garfunkelux Holdco 3 SA	6.750	11-01-25	EUR	1,400,000	1,777,663
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (E)	4.250	02-01-27		3,639,000	3,557,123
Health care 1.0%					16,698,817
Health care providers and services 0.3%
MEDNAX, Inc. (E)	6.250	01-15-27		1,778,000	1,882,145
US Acute Care Solutions LLC (E)	6.375	03-01-26		3,710,000	3,821,300
Pharmaceuticals 0.7%
Cheplapharm Arzneimittel GmbH (E)	5.500	01-15-28		5,027,000	5,161,422
Jazz Securities DAC (E)	4.375	01-15-29		2,316,000	2,381,960
Organon Finance 1 LLC (E)	4.125	04-30-28		2,730,000	2,757,300
Organon Finance 1 LLC (E)	5.125	04-30-31		677,000	694,690
Industrials 1.0%					16,752,065
Aerospace and defense 0.3%
Spirit AeroSystems, Inc. (E)	5.500	01-15-25		335,000	353,006
Spirit AeroSystems, Inc. (E)	7.500	04-15-25		3,237,000	3,463,590
TransDigm, Inc. (E)	6.250	03-15-26		202,000	212,924
TransDigm, Inc. (E)	8.000	12-15-25		262,000	283,382
Airlines 0.0%
United Airlines, Inc. (E)	4.625	04-15-29		644,000	665,345
Building products 0.0%
Resideo Funding, Inc. (E)	6.125	11-01-26		761,000	801,904
Commercial services and supplies 0.2%
VistaJet Malta Finance PLC (E)	10.500	06-01-24		2,424,000	2,599,740
Construction and engineering 0.1%
Novafives SAS (Greater of 3 month EURIBOR + 4.500% or 4.500%) (F)	4.500	06-15-25	EUR	1,332,000	1,461,876
Machinery 0.1%
SRM Escrow Issuer LLC (E)	6.000	11-01-28		2,370,000	2,469,493
Marine 0.1%
Naviera Armas SA (Greater of 3 month EURIBOR + 4.250% or 4.250%) (F)	4.250	11-15-24	EUR	1,811,000	1,523,812
16	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29		2,371,000	$2,338,399
GYP Holdings III Corp. (E)	4.625	05-01-29		575,000	578,594
Information technology 1.1%					18,215,831
Communications equipment 0.2%
Plantronics, Inc. (E)	4.750	03-01-29		3,165,000	3,015,549
IT services 0.1%
Rackspace Technology Global, Inc. (E)	3.500	02-15-28		2,200,000	2,118,688
Software 0.8%
Avaya, Inc. (E)	6.125	09-15-28		6,100,000	6,473,625
Castle US Holding Corp. (E)	9.500	02-15-28		1,548,000	1,598,310
Helios Software Holdings, Inc. (E)	4.625	05-01-28		1,961,000	1,911,583
ION Trading Technologies Sarl (E)	5.750	05-15-28		3,055,000	3,098,076
Materials 0.6%					9,688,928
Chemicals 0.2%
Venator Finance Sarl (E)	9.500	07-01-25		2,341,000	2,627,773
Construction materials 0.1%
Smyrna Ready Mix Concrete LLC (E)	6.000	11-01-28		1,322,000	1,377,498
Containers and packaging 0.3%
Intelligent Packaging, Ltd. Finco, Inc. (E)	6.000	09-15-28		2,878,000	2,971,535
Kleopatra Holdings 2 SCA	6.500	09-01-26	EUR	861,000	1,009,091
LABL Escrow Issuer LLC (E)	6.750	07-15-26		1,591,000	1,694,415
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (B)(E)	11.500	02-15-18		5,668,325	8,616
Real estate 0.0%					423,172
Equity real estate investment trusts 0.0%

XHR LP (E)	6.375	08-15-25		400,000	423,172
Asset backed securities 0.1%					$1,300,039
(Cost $1,300,000)
Asset backed securities 0.1%					1,300,039
TCW CLO, Ltd. Series 2020-1A, Class DRR (3 month LIBOR + 3.400%)(E),(F)	3.586	04-20-34		1,300,000	1,300,039

	Shares	Value
Common stocks 0.5%		$7,544,832
(Cost $16,053,386)
Communication services 0.2%		2,592,315
Entertainment 0.2%
Cineworld Group PLC (G)	105,512	83,853
Technicolor SA (G)	586,571	2,508,462
Consumer discretionary 0.0%		311,912
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (D)(G)	245,600	311,912
Energy 0.3%		4,640,605
Energy equipment and services 0.0%
Hercules Offshore, Inc. (D)(G)	196,736	101,162
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	17

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 0.3%
Murray Energy Corp. (G)	12,315	$201,141

Ultra Petroleum Corp. (G)	37,155	1,142,516

Ultra Resources, Inc. (G)	103,928	3,195,786
Exchange-traded funds 3.0%		$49,445,377
(Cost $49,680,813)
Invesco Senior Loan ETF (H)	1,775,057	39,406,261
SPDR Blackstone Senior Loan ETF	217,391	10,039,116

	Yield (%)	Shares	Value
Short-term investments 14.3%			$233,430,322
(Cost $233,430,297)
Short-term funds 14.3%			233,430,322
John Hancock Collateral Trust (I)	0.0241(J)	248,383	2,485,096
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(J)	230,945,226	230,945,226
Total investments (Cost $1,887,817,499) 115.9%			$1,887,874,510
Other assets and liabilities, net (15.9%)			(258,809,861)
Total net assets 100.0%			$1,629,064,649

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	Non-income producing - Issuer is in default.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $638,496. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $860,199 in the form of U.S. Treasuries was pledged to the fund.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 5-31-21.
The fund had the following country composition as a percentage of net assets on 5-31-21:
United States	82.0%
Luxembourg	5.1%
United Kingdom	2.8%
Netherlands	1.7%
Germany	1.5%
France	1.5%
Canada	1.0%
Other countries	4.4%
TOTAL	100.0%
18	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	91,018,218	EUR	76,310,000	CITI	6/24/2021	—	$(2,337,018)
USD	11,432,992	GBP	8,330,000	CITI	6/24/2021	—	(401,771)
						—	$(2,738,789)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	19

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$1,437,702,165	—	$1,436,932,883	$769,282
Corporate bonds	158,451,775	—	158,451,775	—
Asset backed securities	1,300,039	—	1,300,039	—
Common stocks	7,544,832	—	7,131,758	413,074
Exchange-traded funds	49,445,377	$49,445,377	—	—
Short-term investments	233,430,322	233,430,322	—	—
Total investments in securities	$1,887,874,510	$282,875,699	$1,603,816,455	$1,182,356
Derivatives:
Liabilities
Forward foreign currency contracts	$(2,738,789)	—	$(2,738,789)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	248,383	—	$11,753,595	$(9,268,456)	$(68)	$25	$1,561	—	$2,485,096
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	21